COMMITMENTS: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS:
Rental expense	$ 749	$ 793	$ 967